Interests in equity-accounted investees - Summary of detailed information about interest in associates and joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [abstract]
Interests in associates	$ 66,109	$ 68,223